Product Warranties	12 Months Ended
Dec. 31, 2011
Product Warranties
Product Warranties

11. Product Warranties

The Company provides for the estimated costs to fulfill customer warranty obligations upon the recognition of the related revenue. While the Company engages in extensive product quality programs and processes, including actively monitoring and evaluating the quality of its component suppliers, the Company’s warranty obligation is affected by product failure rates, costs per failure, and supplier warranties on parts delivered to the Company. In developing the warranty estimates for each product, the Company utilizes its failure rate performance for battery systems based on actual warranty experience and an assessment of customer-specific factors that could impact warranty costs. Based on the history of warranty claims, the Company has been able to identify the types of failures that have occurred, when in the product’s life cycle they have occurred, and the frequency of its occurrence. Should actual product failure rates, costs per failure, or supplier warranties on parts differ from the Company’s estimates, revisions to the estimated warranty liability would be required. As of December 31, 2011, the Company recorded additional accruals related to two customer warranty field campaigns, which impacted its accruals for new and preexisting warranties. One field campaign was instituted to retrofit and upgrade battery packs in order to reduce water intrusion. The other field campaign was related to battery packs that had a potential safety issue involving the battery cooling system.

Product warranty activity, which is recorded in accrued expenses and other long-term liabilities on the consolidated balance sheets, was as follows (in thousands):

	December 31, 2010	December 31, 2011
Product warranty liability—beginning of period	$3,341	$4,501
Accruals for new warranties issued (warranty expense)	1,924	10,629
Accruals for preexisting warranties (warranty expense)	—	6,148
Payments made (in cash or in kind)	(764)	(3,751)
Product warranty liability—end of period	4,501	17,527
Less amounts classified as current	2,988	9,275
Long-term warranty liability	$1,513	$8,252